Financial instruments - Disclosure of nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 53,521	$ 62,151	$ 31,109
Receivables	55	186
Accounts payable and accrued liabilities	(2,536)	(3,524)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	100	300
C$ [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,615	280
Receivables	65	37
Accounts payable and accrued liabilities	(1,746)	(1,769)
Long-term incentive plan liabilities	(1,971)	(2,187)
Lease liabilities	(534)	(657)
Net exposure to foreign currency	(1,571)	(4,296)
ZAR [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	645	6,954
Receivables	0	43
Accounts payable and accrued liabilities	(379)	(436)
Long-term incentive plan liabilities	0	0
Lease liabilities	0	0
Net exposure to foreign currency	266	6,561
XOF [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	21,958
Receivables	0
Accounts payable and accrued liabilities	(26,088)
Long-term incentive plan liabilities	0
Lease liabilities	0
Net exposure to foreign currency	(4,130)
USD Equivalent [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,130	696
Receivables	51	32
Accounts payable and accrued liabilities	(1,439)	(1,417)
Long-term incentive plan liabilities	(1,547)	(1,715)
Lease liabilities	(419)	(515)
Net exposure to foreign currency	$ (1,223)	$ (2,919)